Notes and Securities Payable (Details) - USD ($) $ in Thousands					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 29, 2021	Jan. 07, 2021	Oct. 05, 2020	Mar. 21, 2017	Oct. 31, 2017	Mar. 31, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 25, 2020	Dec. 27, 2018
Debt Instrument [Line Items]
Debt principal balance											$ 424,752
Initial obligation interest rate													8.00%
Extinguishment of debt									$ 126,795	$ 0
Amortization of debt discount										14,900
Interest expense							$ 413	$ 9,268	2,817	$ 25,560	35,990	$ 23,155
Capitalized debt issuance cost							$ 100		$ 100		100
Debt Instrument, Interest Rate Period One
Debt Instrument [Line Items]
Embedded derivative, discount rate							75.00%		75.00%
Debt Instrument, Interest Rate Period Two
Debt Instrument [Line Items]
Embedded derivative, discount rate							55.00%		55.00%
Seek Insurance Services, Inc. (Seek)
Debt Instrument [Line Items]
Interest expense							$ 400		$ 1,200		0	0
Effective interest rate							8.20%	8.20%	8.20%	8.20%
Convertible Debt Securities
Debt Instrument [Line Items]
Interest expense										$ 22,000
Effective interest rate inclusive of amortization								90.30%		90.30%
Non Convertible Notes Payable
Debt Instrument [Line Items]
Debt principal balance				$ 60,000							$ 30,800	$ 49,300
Amount drawn from loan facility				$ 40,000		$ 40,000
Initial obligation interest rate				11.00%	11.25%
Additional amount under loan facility					$ 20,000
Extinguishment of debt	$ 20,700
Payments of accrued interest	$ 200
Effective interest rate											11.78%	11.77%
2015 Senior Secured Note
Debt Instrument [Line Items]
Proceeds to pay obligations and working capital				$ 30,000		$ 30,000
Convertible Securities
Debt Instrument [Line Items]
Debt principal balance		$ 2,600									$ 76,500	$ 373,800
Capital contribution for extinguishment of debt		126,800
Aggregate principal amount		74,600
Fair value of embedded derivative liability		44,800
Unamortized discount		13,000									337,300
Convertible Securities | Debt Instrument, Interest Rate Period One
Debt Instrument [Line Items]
Initial obligation interest rate							6.50%		6.50%
Convertible Securities | Debt Instrument, Interest Rate Period Two
Debt Instrument [Line Items]
Initial obligation interest rate							13.50%		13.50%
Convertible Securities | Tranche One
Debt Instrument [Line Items]
Debt instrument, accrued interest		400
Convertible Securities | Other Tranche
Debt Instrument [Line Items]
Debt instrument, accrued interest		$ 7,400
Convertible Securities | Common Class Z
Debt Instrument [Line Items]
Debt instrument, redeemed and converted, shares issued (in shares)		36,117,708
Debt instrument, redeemed, shares issued (in shares)		34,806,921
Debt instrument conversion, shares issued (in shares)		1,310,787
Convertible Securities | Common Class B
Debt Instrument [Line Items]
Debt instrument conversion, shares issued (in shares)		74,694,107
Convertible Securities | Qualified Public Offering
Debt Instrument [Line Items]
Charge to account for dilution			9.40%
Convertible Securities | Maximum
Debt Instrument [Line Items]
Convertible debt, borrowing capacity														$ 500,000
Convertible Debt | Subsidiary Issuer
Debt Instrument [Line Items]
Debt principal balance							$ 19,900		$ 19,900		19,900
Aggregate principal amount													$ 20,000
2020 Convertible Note
Debt Instrument [Line Items]
Unamortized debt issuance cost							$ 100		$ 100		$ 100	0
2020 Convertible Note | Seek Insurance Services, Inc. (Seek)
Debt Instrument [Line Items]
Debt principal balance												$ 20,000
Initial obligation interest rate													8.00%